Financial Instruments and Financial Risk Management - Summary of Fair Value of Commodity Swaps Valuation by Discounted Cash Flow Method (Detail) lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) USD_per_Pound lb	Dec. 31, 2018 CAD ($) lb
Disclosure of fair value of commodity swaps [line items]
Financial liabilities | $	$ (2)	$ (6)
Swap contract
Disclosure of fair value of commodity swaps [line items]
Financial liabilities | $	$ (3)
Swap contract | Zinc
Disclosure of fair value of commodity swaps [line items]
Pounds	77
Financial liabilities | $	$ (2)
Swap contract | Lead
Disclosure of fair value of commodity swaps [line items]
Pounds	50
Financial assets | $	$ (1)
Payable positions | Zinc
Disclosure of fair value of commodity swaps [line items]
Pounds	79	77
Payable positions | Lead
Disclosure of fair value of commodity swaps [line items]
Pounds	10	16
Payable positions | Swap contract | Zinc
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	1.02
Payable positions | Swap contract | Lead
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	0.88
Receivable positions | Zinc
Disclosure of fair value of commodity swaps [line items]
Pounds	239	208
Receivable positions | Lead
Disclosure of fair value of commodity swaps [line items]
Pounds	74	24
Receivable positions | Swap contract | Zinc
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	1.04
Receivable positions | Swap contract | Lead
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	0.89